UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Clough Hedged Equity ETF
CBLS (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Clough Hedged Equity ETF (the “Fund”) for the period of  November 1, 2023, to October 31, 2024. You can find additional information about the Fund at www.cloughetfs.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clough Hedged Equity ETF	$228	1.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund returned 34.77% on a net asset value (“NAV”) basis. This compares to its primary benchmark, the Bloomberg U.S. Treasury 0-1 Year Maturity Index which returned 4.90%. The secondary benchmark, 50% Bloomberg World Large Mid & Small Cap Equal Weight / 50% Bloomberg U.S. Treasury 0-1 Year Maturity Index was up 14.40% for the period. The Wilshire Liquid Alternative Equity Hedge Total Return Index returned 17.89% over the same time. Effective December 31, 2023, the Bloomberg U.S. Treasury 0-1 Year Maturity Index has replaced the Wilshire Liquid Alternative Equity Hedge Total Return Index as the Fund’s primary benchmark index. The new benchmark was selected because it better aligns with the Fund’s strategy and provides a better comparison for performance.
WHAT FACTORS INFLUENCED PERFORMANCE
During the fiscal year, the long portfolio had an average weight of ~93%, which contributed ~48% to returns, while the short book had an average weighting of ~32% that detracted ~11% from returns.  By Sector, the ETFs largest contribution to returns came from the Information Technology, Healthcare and Industrials sectors, which contributed 9.3%, 7.3% and 5.3% to returns, respectively.
POSITIONING
The Fund seeks long-term capital appreciation while minimizing volatility. The Fund strives to generate positive alpha through both the long portfolio (owned securities) and short portfolio (securities borrowed and sold but not owned) over the course of an entire investment cycle. We believe the Fund has the potential to enhance an investor’s return profile while reducing risk.  The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (the “Adviser”), believes to be undervalued and by taking short positions in securities the Adviser believes will decline in price. The Fund will generally have net long exposure of between 30%-70% of net assets.

Top Contributors
↑	NVIDIA Corp. (NVDA)
↑	Humacyte, Inc. (HUMA)
↑	Sterling Infrastructure Inc. (STRL)
↑	TransMedics Group, Inc. (TMDX)
↑	Blue Bird Corporation (BLBD)
Clough Hedged Equity ETF	PAGE 1	TSR-AR-53656F649

Top Detractors
↓	Affirm Holdings, Inc. (AFRM)
↓	Aehr Test Systems (AEHR)
↓	Transocean Ltd. (RIG)
↓	Discover Financial Services (DFS)
↓	Deutsche Bank AG (DB)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/12/2020)
Clough Hedged Equity ETF NAV	34.77	6.14
Bloomberg US Treausury 0-1 Year Maturity TR Index Unhedged USD	4.90	2.46
Bloomberg World Large Mid & Small Cap Equal Weight/ UST 0-1 Yr 50/50 Index	14.40	4.60
Wilshire Liquid Alternative Equity Hedge Total Return Index	17.89	7.95
Visit www.cloughetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$35,055,699
Number of Holdings	65
Net Advisory Fee	$277,582
Portfolio Turnover	509%
Visit www.cloughetfs.com for more recent performance information.
Clough Hedged Equity ETF	PAGE 2	TSR-AR-53656F649

WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of net assets)
Dell Technologies, Inc.	3.2%
Cheniere Energy, Inc.	3.1%
Entergy Corp.	3.1%
Expand Energy Corp.	2.9%
Champion Homes, Inc.	2.9%
Service Corp. International/US	2.8%
Walmart, Inc.	2.8%
OneSpaWorld Holdings Ltd.	2.8%
Kinross Gold Corp.	2.8%
Agnico Eagle Mines Ltd.	2.7%
Sector Breakdown - Long (% of net assets)
Sector Breakdown - Short (% of net assets)
Fund Name Change:
Effective March 4, 2024, the name of the Fund changed from “Clough Long/Short Equity ETF” to “Clough Hedged Equity ETF”.
Changes to the Fund’s Principal Investment Strategy:
The Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure. A put option gives the owner of the put the right, but not the obligation, to sell a security at a stated price within a specific timeframe, and a call option gives the owner of the call the right, but not the obligation, to buy a security at a stated price within a specific timeframe.
Changes to Fund’s Principal Risks:
The change to the Fund’s principal investment strategy to include the ability to purchase or sell exchange-traded put or call options adds potential risk, including hedging risk, options risk and tax risk. A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
Changes to Shareholder Fees (fees paid directly from your investment).
Effective February 29, 2024, the Fund reduced the advisory fee from 1.70% of the Fund’s average daily net assets to 1.35% of the Fund’s average daily net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.cloughetfs.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clough Capital Partners, LLC documents not be householded, please contact Clough Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clough Capital Partners, LLC or your financial intermediary.
Clough Hedged Equity ETF	PAGE 3	TSR-AR-53656F649

Clough Select Equity ETF
CBSE (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Clough Select Equity ETF (the “Fund”) for the period of  November 1, 2023, to October 31, 2024. You can find additional information about the Fund at www.cloughetfs.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clough Select Equity ETF	$106	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund returned 49.28% on a NAV basis, compared to its benchmark, the Bloomberg World Large Mid & Small Cap Equal Weight Total Return Index which returned 24.22% and the S&P 500 Total Return Index, which returned 38.02% over the same time period. Effective December 31, 2023, the Bloomberg World Large, Mid and Small Cap Equal Weighted Index has replaced the S&P 500 Total Return Index as the Fund’s primary benchmark index. The new benchmark was selected because it better aligns with the Fund’s strategy and provides a better comparison for performance.
POSITIONING
The Fund seeks capital appreciation and lower volatility than the broader market. The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (the “Adviser”), believes to have above-average financial characteristics and growth potential. The Adviser identifies securities to purchase for the Fund that are U.S.-listed large-, mid-, or small-capitalization companies. The Fund’s holdings are generally comprised of equity securities or depositary receipts. The Adviser typically looks to purchase securities of companies it believes will outperform the market over the course of an entire market cycle while maintaining overall portfolio volatility that is lower than that experienced by the broader market.

Top Contributors
↑	Humacyte, Inc. (HUMA)
↑	Blue Bird Corporation (BLBD)
↑	Sterling Infrastructure Inc. (STRL)
↑	TransMedics Group, Inc. (TMDX)
↑	MakeMyTrip Ltd. (MMYT)

Top Detractors
↓	Aehr Test Systems (AEHR)
↓	Transocean Ltd. (RIG)
↓	Planet Labs PBC (PL)
↓	BRC Inc. (BRCC)
↓	CRISPER Therapeutics AG (CRSP)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Clough Select Equity ETF	PAGE 1	TSR-AR-53656F631

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/12/2020)
Clough Select Equity ETF NAV	49.28	12.33
Bloomberg World Large Mid & Small Cap Equal Weight Total Return Index	24.22	6.13
S&P 500 TR	38.02	14.54
Visit www.cloughetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$18,960,733
Number of Holdings	40
Net Advisory Fee	$111,772
Portfolio Turnover	428%
Visit www.cloughetfs.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of net assets)
Reddit, Inc.	3.7%
Service Corp. International/US	3.5%
Cheniere Energy, Inc.	3.3%
OneSpaWorld Holdings Ltd.	3.3%
Embraer SA	3.2%
ICF International, Inc.	3.2%
ICICI Bank Ltd.	3.1%
Champion Homes, Inc.	3.1%
Spotify Technology SA	3.0%
Rollins, Inc.	3.0%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.cloughetfs.com.
Clough Select Equity ETF	PAGE 2	TSR-AR-53656F631

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clough Capital Partners, LLC documents not be householded, please contact Clough Capital Partners, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clough Capital Partners, LLC or your financial intermediary.
Clough Select Equity ETF	PAGE 3	TSR-AR-53656F631

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$30,200	$27,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$6,500	$6,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Clough Capital ETFs
Clough Hedged Equity ETF (CBLS)
Clough Select Equity ETF (CBSE)
Core Financial Statements
October 31, 2024

Clough Hedged Equity ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 93.0%
Banking - 2.6%
ICICI Bank Ltd. - ADR(a)	29,371	$893,172
Consumer Discretionary Products - 2.9%
Champion Homes, Inc.(b)	11,392	1,005,116
Consumer Discretionary Services - 7.1%
Carnival Corp.(b)	23,800	523,600
OneSpaWorld Holdings Ltd.	55,834	977,654
Service Corp. International(a)	12,082	986,495
		2,487,749
Financial Services - 2.3%
AerCap Holdings	8,633	807,617
Health Care - 3.5%
Humacyte, Inc.(b)	141,262	713,373
Inari Medical, Inc.(b)	10,800	522,720
		1,236,093
Industrial Products - 16.0%
Boeing Co.(b)	5,164	771,037
BWX Technologies, Inc.	7,710	938,692
Chart Industries, Inc.(b)	7,179	866,649
Embraer SA - ADR(b)	25,107	841,587
General Dynamics Corp.	2,908	848,002
RTX Corp.(a)	7,058	853,947
TransDigm Group, Inc.(a)	383	498,781
		5,618,695
Industrial Services - 4.0%
Rollins, Inc.(a)	16,700	787,238
Sterling Construction Co., Inc.(a)(b)	4,067	628,148
		1,415,386
Materials - 9.7%
Agnico Eagle Mines Ltd.(a)	10,904	940,906
Ecolab, Inc.(a)	3,069	754,145
Kinross Gold Corp.(a)	95,857	966,239
Newmont Corp.	16,620	755,213
		3,416,503
Media - 2.6%
Reddit, Inc. - Class A(b)	7,600	906,680
Oil & Gas - 8.6%
Cheniere Energy, Inc.(a)	5,752	1,100,818
Expand Energy Corp.(a)	12,188	1,032,567
Select Water Solutions, Inc.(a)	82,919	878,942
		3,012,327
Retail & Wholesale - Discretionary - 4.2%
Amazon.com, Inc.(b)	4,903	913,919
PDD Holdings, Inc. - ADR(b)	4,700	566,773
		1,480,692

	Shares	Value
Retail & Wholesale - Staples - 5.4%
Costco Wholesale Corp.	1,045	$913,518
Walmart, Inc.	11,937	978,237
		1,891,755
Software & Tech Services - 5.0%
ICF International, Inc.	5,269	888,301
Oracle Corp.	5,122	859,676
		1,747,977
Tech Hardware & Semiconductors - 7.3%
Advanced Micro Devices, Inc.(b)	5,345	770,054
Dell Technologies, Inc. - Class C(a)	9,004	1,113,165
NVIDIA Corp.	4,960	658,490
		2,541,709
Utilities - 11.8%
Dominion Energy, Inc.	14,578	867,828
Entergy Corp.	6,908	1,069,220
NextEra Energy, Inc.	10,300	816,275
Southern Co.	9,417	857,230
Vistra Corp.	4,200	524,832
		4,135,385
TOTAL COMMON STOCKS (Cost $30,361,211)		32,596,856
SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
First American Treasury Obligations Fund - Class X, 4.74%(c)	1,733,812	1,733,812
TOTAL SHORT-TERM INVESTMENTS (Cost $1,733,812)		1,733,812
TOTAL INVESTMENTS - 97.9% (Cost $32,095,023)		$34,330,668
Other Assets in Excess of Liabilities - 2.1%		725,031
TOTAL NET ASSETS - 100.0%		$35,055,699

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
NV - Naamloze Vennootschap
SA - Sociedad Anónima
(a)	All or a portion of the security has been pledged as collateral. The total value of assets committed as collateral as of October 31, 2024 is $7,056,081 or 20.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

Clough Hedged Equity ETF
Schedule of Securities Sold Short
October 31, 2024

	Shares	Value
COMMON STOCKS - (29.0)%
Banking - (1.1)%
Deutsche Bank AG	(23,031)	$(390,145)
Consumer Discretionary Products - (6.3)%
BRP, Inc.	(6,930)	(341,441)
Brunswick Corp.	(4,469)	(356,358)
Ferrari NV	(837)	(398,312)
Ford Motor Co.	(39,010)	(401,413)
Tesla, Inc.	(2,785)	(695,832)
		(2,193,356)
Consumer Discretionary Services - (1.4)%
Choice Hotels International, Inc.	(3,411)	(475,869)
Consumer Staple Products - (2.9)%
Energizer Holdings, Inc.	(10,751)	(344,785)
Helen of Troy Ltd.	(5,182)	(329,834)
Hershey Co.	(2,000)	(355,160)
		(1,029,779)
Health Care - (2.3)%
Novo Nordisk AS - ADR	(7,311)	(818,466)
Industrial Products - (6.0)%
AMETEK, Inc.	(1,890)	(346,513)
Deere & Co.	(1,125)	(455,276)
Kennametal, Inc.	(13,438)	(340,250)
Middleby Corp.	(2,614)	(339,036)
Rockwell Automation, Inc.	(1,243)	(331,520)
Toro Co.	(3,462)	(278,622)
		(2,091,217)
Industrial Services - (0.7)%
Ryder System, Inc.	(1,751)	(256,136)
Retail & Wholesale - Discretionary - (1.7)%
G-III Apparel Group Ltd.	(9,630)	(291,597)
Signet Jewelers Ltd.	(3,330)	(305,294)
		(596,891)
Software & Tech Services - (5.1)%
International Business Machines Corp.	(1,728)	(357,212)
ServiceNow, Inc.	(634)	(591,516)
TaskUS, Inc. - Class A	(33,345)	(421,481)
Verint Systems, Inc.	(19,458)	(414,455)
		(1,784,664)
Tech Hardware & Semiconductors - (1.5)%
Applied Materials, Inc.	(2,900)	(526,582)
TOTAL COMMON STOCKS (Proceeds $10,164,347)		(10,163,105)
TOTAL SECURITIES SOLD SHORT - (29.0)% (Proceeds $10,164,347)		$(10,163,105)

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

2

Clough Hedged Equity ETF
Schedule of Securities Sold Short
October 31, 2024 (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$32,596,856	$ —	$—	$32,596,856
Money Market Funds	1,733,812	—	—	1,733,812
Total Investments	$34,330,668	$—	$—	$34,330,668
Liabilities:
Investments:
Common Stocks	$(10,163,105)	$—	$—	$(10,163,105)
Total Investments	$(10,163,105)	$—	$ —	$(10,163,105)

Refer to the Schedules of Investments and Securities Sold Short for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

3

Clough Select Equity ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.3%
Banking - 3.1%
ICICI Bank Ltd. - ADR	19,527	$593,816
Consumer Discretionary Products - 3.1%
Champion Homes, Inc.(a)	6,606	582,848
Consumer Discretionary Services - 8.9%
Carnival Corp.(a)	17,200	378,400
OneSpaWorld Holdings Ltd.	35,990	630,185
Service Corp. International	8,202	669,693
		1,678,278
Consumer Staple Products - 1.9%
SunOpta, Inc.(a)	53,800	352,121
Health Care - 4.4%
Humacyte, Inc.(a)	90,727	458,171
Inari Medical, Inc.(a)	7,900	382,360
		840,531
Industrial Products - 13.8%
Boeing Co.(a)	3,173	473,761
BWX Technologies, Inc.	4,534	552,014
Chart Industries, Inc.(a)	3,400	410,448
Embraer SA - ADR(a)	18,350	615,092
TransDigm Group, Inc.	430	559,989
		2,611,304
Industrial Services - 7.8%
PureCycle Technologies, Inc.(a)	41,971	546,462
Rollins, Inc.	11,968	564,172
Sterling Construction Co., Inc.(a)	2,397	370,217
		1,480,851
Materials - 7.2%
Agnico Eagle Mines Ltd.	5,625	485,381
Kinross Gold Corp.	49,338	497,327
Newmont Corp.	8,574	389,603
		1,372,311
Media - 6.7%
Reddit, Inc. - Class A(a)	5,860	699,098
Spotify Technology SA(a)	1,489	573,414
		1,272,512
Oil & Gas - 6.9%
Cheniere Energy, Inc.	3,301	631,745
Expand Energy Corp.	3,620	306,687
Select Water Solutions, Inc.	34,762	368,477
		1,306,909
Real Estate - 2.2%
Redfin Corp.(a)	40,964	424,797

	Shares	Value
Retail & Wholesale - Discretionary - 7.2%
Alibaba Group Holding Ltd. - ADR	4,614	$452,080
Amazon.com, Inc.(a)	2,294	427,601
PDD Holdings, Inc. - ADR(a)	4,100	494,419
		1,374,100
Software & Tech Services - 4.4%
ICF International, Inc.	3,612	608,947
Planet Labs PBC(a)	102,800	227,188
		836,135
Tech Hardware & Semiconductors - 7.5%
Advanced Micro Devices, Inc.(a)	3,830	551,788
Aehr Test Systems(a)	23,500	330,880
Dell Technologies, Inc. - Class C	4,357	538,656
		1,421,324
Utilities - 14.2%
Dominion Energy, Inc.	7,521	447,725
Entergy Corp.	3,564	551,636
NextEra Energy, Inc.	5,324	421,927
Oklo, Inc.(a)	19,842	445,651
Southern Co.	4,858	442,224
Vistra Corp.	3,000	374,880
		2,684,043
TOTAL COMMON STOCKS (Cost $17,026,565)		18,831,880
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Treasury Obligations Fund - Class X, 4.74%(b)	376,769	376,769
TOTAL SHORT-TERM INVESTMENTS (Cost $376,769)		376,769
TOTAL INVESTMENTS - 101.3% (Cost $17,403,334)		19,208,649
Liabilities in Excess of Other Assets - (1.3)%		(247,916)
TOTAL NET ASSETS - 100.0%		$18,960,733

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

4

Clough Select Equity ETF
Schedule of Investments
October 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,831,880	$—	$—	$18,831,880
Money Market Funds	376,769	—	—	376,769
Total Investments	$19,208,649	$ —	$ —	$19,208,649

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

5

CLOUGH CAPITAL ETFs
Statements of Assets and Liabilities
October 31, 2024

	Clough Hedged Equity ETF	Clough Select Equity ETF
ASSETS:
Investments, at value	$34,330,668	$19,208,649
Deposit at broker for securities sold short	10,334,636	—
Receivable for investments sold	2,360,953	881,854
Cash held as collateral for securities sold short	27,505	—
Interest receivable	7,146	2,983
Dividends receivable	7,777	2,019
Total assets	47,068,685	20,095,505
LIABILITIES:
Securities sold short, at value	10,163,105	—
Payable for investments purchased	1,804,930	1,120,895
Payable to adviser	40,676	13,877
Dividends payable	3,112	—
Interest payable	1,163	—
Total liabilities	12,012,986	1,134,772
NET ASSETS	$35,055,699	$18,960,733
Net assets consists of:
Paid-in capital	$35,123,950	$18,008,263
Total distributable earnings/(accumulated losses)	(68,251)	952,470
Total net assets	$35,055,699	$18,960,733
Net assets	$35,055,699	$18,960,733
Shares issued and outstanding	1,390,000	610,000
Net asset value per share	$25.22	$31.08
Cost:
Investments, at cost	$32,095,023	$17,403,334
Proceeds:
Securities sold short proceeds	$10,164,347	$—

The accompanying notes are an integral part of these financial statements.

6

CLOUGH CAPITAL ETFs
Statements of Operations
For the Year Ended October 31, 2024

	Clough Hedged Equity ETF	Clough Select Equity ETF
INVESTMENT INCOME:
Dividend income	$233,182	$163,801
Less: Dividend withholding taxes	(5,758)	(3,382)
Less: Issuance fees	(294)	(1,600)
Interest income	372,269	26,289
Total investment income	599,399	185,108
EXPENSES:
Investment advisory fee	277,582	111,772
Dividends expenses	106,235	—
Interest expense	978	—
Total expenses	384,795	111,772
Net investment income	214,604	73,336
REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	1,738,043	1,829,677
Securities sold short	(1,466,367)	—
Net realized gain	271,676	1,829,677
Net change in unrealized appreciation/(depreciation) on:
Investments	2,320,624	1,989,792
Securities sold short	(280,244)	—
Net change in unrealized appreciation	2,040,380	1,989,792
Net realized and unrealized gain	2,312,056	3,819,469
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,526,660	$3,892,805

The accompanying notes are an integral part of these financial statements.

7

CLOUGH CAPITAL ETFs
Statements of Changes in Net Assets

	Clough Hedged Equity ETF		Clough Select Equity ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$214,604	$9,969	$73,336	$44,395
Net realized gain/(loss)	271,676	(638,776)	1,829,677	173,634
Net change in unrealized appreciation/(depreciation)	2,040,380	(570,152)	1,989,792	(950,945)
Net increase/(decrease) in net assets from operations	2,526,660	(1,198,959)	3,892,805	(732,916)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(35,104)	—	(97,722)	(29,357)
Total distributions to shareholders	(35,104)	—	(97,722)	(29,357)
CAPITAL TRANSACTIONS:
Creations	29,861,533	2,993,448	14,250,136	237,018
Redemptions	(4,064,712)	(628,951)	(4,580,235)	(443,602)
Net increase (decrease) in net assets from capital transactions	25,796,821	2,364,497	9,669,901	(206,584)
Net increase (decrease) in net assets	28,288,377	1,165,538	13,464,984	(968,857)
NET ASSETS:
Beginning of the year	6,767,322	5,601,784	5,495,749	6,464,606
End of the year	$35,055,699	$6,767,322	$18,960,733	$5,495,749
SHARES TRANSACTIONS
Creations	1,190,000	150,000	500,000	10,000
Redemptions	(160,000)	(30,000)	(150,000)	(20,000)
Total increase/(decrease) in shares outstanding	1,030,000	120,000	350,000	(10,000)

The accompanying notes are an integral part of these financial statements.

8

Clough Hedged Equity ETF
Statement of Cash Flows
For the Year Ended October 31, 2024

Cash Provided by (Used in) Operating Activites
Net increase in net assets from operations	$2,526,660
Adjustments to reconcile net increase in net assets resulting from operations:
Purchases of investment securities	(87,561,751)
Sales of investment securities	78,167,380
Proceeds on securities sold short	57,335,571
Purchases to cover securites sold short	(52,117,284)
Purchase and sales of short-term investments, net	(1,155,269)
Net realized gain on investments and securities sold short	(271,676)
Net change in unrealized appreciation/depreciation on investments and securities sold short	(2,040,380)
(Increase) decrease in assets:
Receivables:
Interest receivable	(6,388)
Dividends receivable	(6,855)
Receivable for investments sold	(2,360,953)
Increase (decrease) in liabilities:
Payables:
Payable for investments purchased	1,746,515
Payable to adviser	32,408
Dividends payable	(186)
Interest payable	1,163
Net cash provided by (used in) operating activities	(5,711,045)
Cash Provided by (Used in) Financing Activities
Proceeds from shares sold	13,128,712
Payment on shares redeemed	(316,808)
Cash distributions paid to shareholders	(35,104)
Net cash provided by (used in) financing activities	12,776,800
Net increase (decrease) in cash and restricted cash	$7,065,755
Cash and Restricted Cash
Beginning Balance(1)	3,296,386
Ending Balance(2)	$10,362,141
Supplemental Information
Cash paid for interest expense	$978
Supplemental Disclosure for Non-Cash Operating Activities
Puchases of investment securities in-kind	$(3,604,109)
Sales of investment securities in-kind	$3,431,096
Supplemental Disclosure for Non-Cash Financing Activities
Proceeds from shares sold in-kind	$3,604,109
Payment on shares redeemed in-kind	$(3,431,096)

(1)	Includes cash of $0 and deposits at broker for securities sold short of $3,296,386.
(2)	Includes cash held as collateral for securities sold short of $27,505 and deposits at broker for securities sold short of $10,334,636.
The accompanying notes are an integral part of these financial statements.

9

Clough Hedged Equity ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$18.80	$23.34	$26.21	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.26	0.04	(0.41)	(0.39)
Net realized and unrealized gain (loss)	6.25	(4.58)	(2.46)	6.60
Total from investment operations	6.51	(4.54)	(2.87)	6.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	—	—	—
Total distributions	(0.09)	—	—	—
Net asset value, end of period	$25.22	$18.80	$23.34	$26.21
TOTAL RETURN(c)	34.77%	−19.46%	−10.95%	31.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,056	$6,767	$5,602	$7,863
Ratio of expenses to average net assets(d)	1.94%	2.93%	2.48%	2.14%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	0.54%	1.23%	0.78%	0.44%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)	1.40%(g)	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets(d)	1.08%	0.19%	(1.80)%	(1.58)%
Portfolio turnover rate(c)(e)	509%	784%(f)	379%	160%

(a)	The Fund commenced operations on November 12, 2020.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	The change in portfolio turnover is related to the trade activity executed during the Fund’s fiscal year.
(g)
Effective February 29, 2024, the Fund’s advisory fee was reduced from 1.70% of the Fund’s average daily net assets to 1.35% of the Fund’s average daily net assets. See Note 3 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

Clough Select Equity ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$21.14	$23.94	$29.54	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.16	0.17	(0.05)	(0.07)
Net realized and unrealized gain (loss)	10.16	(2.86)	(5.55)	9.61
Total from investment operations	10.32	(2.69)	(5.60)	9.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.11)	—	—
Total distributions	(0.38)	(0.11)	—	—
Net asset value, end of period	$31.08	$21.14	$23.94	$29.54
TOTAL RETURN(c)	49.28%	−11.25%	−18.97%	47.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,961	$5,496	$6,465	$10,045
Ratio of expenses to average net assets(d)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(d)	0.56%	0.74%	(0.20)%	(0.25)%
Portfolio turnover rate(c)(e)	428%	465%(f)	222%	105%

(a)	The Fund commenced operations on November 12, 2020.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	The change in portfolio turnover is related to the trade activity executed during the Fund’s fiscal year.
The accompanying notes are an integral part of these financial statements.

11

Clough Capital ETFs
Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
The Clough Hedged Equity ETF (“CBLS”), formerly known as Clough Long/Short Equity ETF and Clough Select Equity ETF (“CBSE”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
CBLS is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing securities Clough Capital Partners L.P. (“Clough Capital” or the “Adviser”), the Fund’s investment adviser, believes to have above-average financial characteristics, be undervalued and/or have growth potential, and by taking short positions in securities the Adviser believes will decline in price. The Fund will generally have net long exposure of between 30%-70% of net assets.
CBSE is an actively-managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes to have above-average financial characteristics, be undervalued and/or have growth potential.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of each Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

12

Clough Capital ETFs
Notes to Financial Statements
October 31, 2024(Continued)
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of October 31, 2024 for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Short Sales – CBLS engages in short sales and CBSE may engage in short sales. Short sales are transactions in which a fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a fund must borrow the instrument to make delivery to the buyer. A fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by a fund. Until the instrument is replaced, a fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, a fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

13

Clough Capital ETFs
Notes to Financial Statements
October 31, 2024(Continued)
Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, a fund also may be required to pay fees, which is shown as an expense for financial reporting purposes.
A fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which a fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have unlimited potential losses. A fund will realize a gain if the instrument declines in price between the date of the short sale and the date on which a fund replaces the borrowed instrument. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the Statements of Operations.
Until a fund replaces a borrowed instrument in connection with a short sale, a fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a fund’s records will be marked to market daily. This may limit a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
There is no guarantee that a fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when a fund is unable to borrow the same instrument from another lender. If that occurs, a fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a fund holds in long positions will decline at the same time that the market value of the instruments a fund has sold short increases, thereby increasing a fund’s potential volatility. Short sales also involve other costs. A fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a fund may be required to pay a premium. A fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a fund may be required to pay in connection with the short sale.
At October 31, 2024, CBLS had cash on deposit with the broker-dealer in the amount of $10,334,636 and securities held as collateral in the amount of $7,056,081.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.
Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT

14

Clough Capital ETFs
Notes to Financial Statements
October 31, 2024(Continued)
distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At October 31, 2024, the Funds’ fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the AdviserUnder the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Clough Capital, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.35% of CBLS’s average daily net assets and at an annual rate of 0.85% of CBSE’s average daily net assets. Clough Capital has agreed to pay all expenses of the Funds except the fee paid to Clough Capital under the Advisory Agreement, interest

15

Clough Capital ETFs
Notes to Financial Statements
October 31, 2024(Continued)
charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
For the period November 1, 2023 to February 29, 2024, CBLS was obligated to pay a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.70% of CBLS’s average daily net assets.
Distribution Agreement and 12b-1 Plan – Vigilant Distributors, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

16

Clough Capital ETFs
Notes to Financial Statements
October 31, 2024(Continued)
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid for the years ended October 31, 2024 and October 31, 2023, were as follows:

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
CBLS	$35,104	$ —	$ —	$ —
CBSE	97,722	—	29,357	—

(1)	ordinary income may include short-term capital gains.
At October 31, 2024, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	CBLS	CBSE
Federal Tax Cost of Investments(1)	$22,422,798	$17,627,083
Gross Tax Unrealized Appreciation	$3,055,775	$2,076,448
Gross Tax Unrealized Depreciation	(1,311,010)	(494,882)
Net Tax Unrealized Appreciation (Depreciation)	1,744,765	1,581,566
Undistributed Ordinary Income	227,594	69,797
Other Accumulated Gain (Loss)	(2,040,610)	(698,893)
Total Distributable Earnings/(Accumulated Losses)	$(68,251)	$952,470

(1)	Includes proceeds from securities sold short.
The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Clough Capital ETFs
Notes to Financial Statements
October 31, 2024(Continued)
Under current tax law, net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-December losses are determined only at the end of each fiscal year. For the taxable year ended October 31, 2024, the Funds did not defer any post December losses. At October 31, 2024, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
CBLS	$(1,962,464)	$ —	Indefinite
CBSE	(698,893)	—	Indefinite

During the year ended October 31, 2024, capital loss carryforwards were utilized by the Funds as follows:

	Short Term	Long Term
CBLS	$—	$ —
CBSE	(634,274)	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the year ended October 31, 2024, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
CBLS	$(833,172)	$833,172
CBSE	(1,265,860)	1,265,860

6. INVESTMENT TRANSACTIONS
During the year ended October 31, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
CBLS	$925,500	$9,817
CBSE	1,317,138	12,872

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended October 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
CBLS	$144,897,535	$130,291,317	$16,732,821	$3,747,904
CBSE	58,303,656	54,766,656	10,545,5570	4,387,618

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

18

Clough Capital ETFs
Notes to Financial Statements
October 31, 2024(Continued)
8. SUBSEQUENT EVENTS
The Board has approved an Agreement and Plan of Reorganization for the Funds to reorganize into newly created series of Elevation Series Trust.
On December 26, 2024, the Funds paid a distribution to shareholders of record on December 24, 2024, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
CBLS	$0.19	$294,372
CBSE	0.12	79,339

In preparing these financial statements management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

19

Clough Capital ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Clough Capital ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, of Clough Hedged Equity ETF (formerly known as Clough Long/Short Equity ETF) and the schedule of investments of Clough Select Equity ETF (the “Funds”), each a series of Listed Funds Trust, as of October 31, 2024, the related statements of operations and cash flows (as applicable), the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations and their cash flows (as applicable), the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement of Cash Flows	Statements of Changes in Net Assets	Financial Highlights
Clough Hedged Equity ETF	For the year ended October 31, 2024	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and 2022, and for the period from November 12, 2020 (commencement of operations) through October 31, 2021
Clough Select Equity ETF	For the year ended October 31, 2024	Not applicable	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and 2022, and for the period from November 12, 2020 (commencement of operations) through October 31, 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

20

Clough Capital ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
We have served as the auditor for one or more investment companies advised by Clough Capital Partners, LP since 2012.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 30, 2024

21

Clough Capital ETFs
Supplemental Information
October 31, 2024 (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at www.cloughetfs.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-617-0004, on the SEC’s website at www.sec.gov or by visiting the Funds’ website at www.cloughetfs.com.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.cloughetfs.com.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended October 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

CBLS	92.68%
CBSE	75.35%

For the fiscal year ended October 31, 2024, the percent of ordinary income distributions qualifying for the corporate dividends received deduction was as follows:

CBLS	87.30%
CBSE	58.56%

22

Investment Adviser:
Clough Capital Partners, LP
53 State Street, 27th Floor
Boston, MA 02109
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Distributor:
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	1/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	1/8/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	1/8/2025

* Print the name and title of each signing officer under his or her signature